Income Taxes	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

Income tax expenses consist of the following:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	1,076	722	635	93
Non-PRC	—	—	—	—
Deferred income tax expense:
PRC	25	—	—	—
Non-PRC	—	—	—	—
Total income tax expense	1,101	722	635	93

Cayman Islands

Four Seasons Education (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Four Seasons Education (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary, Four Seasons Education (Hong Kong) Limited, which domiciled in Hong Kong, has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 29, 2024, February 28, 2025 and 2026.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%with the following exceptions.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended February 29, 2024, February 28, 2025 and 2026, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (ae), Recent accounting pronouncements, cash paid for income taxes, during the years ended February 29, 2024, February 28, 2025 and 2026 were as follows:

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026
	RMB	RMB	RMB	USD
PRC	57	53	226	33
Non-PRC	—	—	—	—
Total	57	53	226	33

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	10,447	10,985	1,603
Advertising expenses	227	231	34
Lease liability	1,162	1,056	154
Accrued expenses	14,880	14,870	2,168
Depreciation and amortization	4	3	—
Allowance for doubtful accounts	772	874	127
Total deferred tax assets	27,492	28,019	4,086
Valuation allowance	(25,967)	(26,647)	(3,886)
Total deferred tax assets, net of valuation allowance	1,525	1,372	200
Net off against deferred tax liabilities	(1,525)	(1,372)	(200)
Net deferred tax assets	—	—	—

Deferred tax liabilities:
Amortization of intangible assets acquired from acquisition	(350)	(250)	(36)
Right-of-use asset	(1,175)	(1,122)	(164)
Total deferred tax liabilities	(1,525)	(1,372)	(200)
Net off against deferred tax assets	1,525	1,372	200
Net deferred tax liabilities	—	—	—

The Group considers positive and negative evidence to determine whether some portion or all the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. With the consideration of the duration of statutory carry forward periods and forecasts of future profitability, it has concluded that it is more likely than not that all its deferred tax assets generated from the Group would not be utilized in the future. The Group has provided full allowance of its deferred tax assets. Movement of the valuation allowance is as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Balance at the beginning of the year	(35,196)	(25,967)	(3,786)
Provided	(126)	(4,874)	(712)
Written off	9,355	4,194	612
Balance at the end of the year	(25,967)	(26,647)	(3,886)

Total net operating losses carryforwards of the Group’s subsidiaries in PRC are RMB56,365 and RMB69,336 (US$10,110) as of February 28, 2025 and 2026, respectively. As of February 28, 2026, the net operating loss carryforwards from PRC will expire in calendar year 2026 through 2030, if not utilized.

The net operating loss carryforwards of the Group’s subsidiary in Hong Kong are RMB15,190 and nil as of February 28, 2025 and 2026, respectively.

The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB26,647 (US$3,886) had been established as of February 28, 2026, as it is more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

As of February 28, 2025 and 2026, the Group had unrecognized tax benefits of RMB18,859 and RMB17,967 (US$2,620). It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Balance at the beginning of the year	(15,313)	(18,859)	(2,750)
Increase related to prior year tax positions	(2,877)	—	—
Decrease related to prior year tax positions	—	892	130
Decrease/ (Increase) related to current year tax positions	(669)	—	—
Balance at the end of the year	(18,859)	(17,967)	(2,620)

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of February 28, 2025 and 2026, the Group did not record any penalties related to unrecognized tax benefits.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, regarding tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of February 28, 2025 and 2026.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group does not recognize deferred tax liabilities on the undistributed earnings of its PRC subsidiaries (including the VIE structure), as management intends to reinvest such earnings indefinitely in the PRC. Under PRC tax law, such earnings may be repatriated in the future via tax-efficient methods (e.g., capital reduction, share buyback, or dividend distribution under applicable exemptions), and the Group expects it would utilize such mechanisms if and when repatriation becomes necessary. This indefinite reinvestment assertion is consistent with the Group’s historical practice and current operational strategy, and no formal feasibility study or tax memo has been prepared — the conclusion is based on a reasonable assessment of applicable tax provisions and management’s intents.

Income (loss) before provision for income taxes is attributable to the following geographic locations for the years ended February 29, 2024, February 28, 2025 and 2026:

	For the Years Ended
	February 29, 2024	February 29, 2025	February 28, 2026
	RMB	RMB	RMB	USD
PRC	4,542	(7,116)	24,485	3,568
Foreign	(666)	7,211	5,241	765
Total income before provision of income taxes	3,876	95	29,726	4,333

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 (ae), Recent accounting pronouncements, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended February 28,2026 was as follows (in thousands, except for percentages):

	For the Year Ended
	February 28, 2026
	RMB	USD	%
Income before income tax	29,726	4,333	100%
PRC statutory income tax rate	25%	25%	25%
Computed income tax expense with PRC statutory income tax rate	7,432	1,084	25%
Domestic tax effects:
Investment loss due to the deregistration of subsidiaries	(1,880)	(275)	(6.3%)
Non-taxable gains from deregistration of subsidiaries	(2,204)	(321)	(7.4%)
Changes in valuation allowance	3,186	464	10.7%
Preferential tax rate	(3,756)	(548)	(12.7%)
True-up on NOL	(702)	(102)	(2.4%)
Other adjustments	(124)	(18)	(0.4%)
Foreign tax effects:
Hong Kong
- Changes in valuation allowances	(2,506)	(365)	(8.4%)
- True-up on HK NOL	3,131	457	10.5%
- Other	322	47	1.1%
Cayman
- Statutory tax rate diﬀerence between Cayman and PRC	(2,266)	(330)	(7.6%)
- Other foreign jurisdictions	2	—	0.0%
Income tax expense	635	93	2.1%

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended February 29, 2024 and February 28, 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended
	February 29,	February 28,
	2024	2025
Income before income tax	3,876	95
PRC statutory income tax rate	25%	25%
Computed income tax expense with PRC statutory income tax rate	969	24
Effect of preferential tax rate	1,589	(24)
Effect of non-taxable income	(1,085)	—
Effect of different tax rates in other jurisdictions	(698)	(2,350)
Effect of changes in tax rates	(581)	2,262
Effect of expired NOL	—	235
Changes in valuation allowance	4,667	(9,228)
Effect of true-up on NOL	(4,574)	403
Effect of deregistration of subsidiaries	—	9,279
Effect of non-deductible expenses	814	121
Income tax expense	1,101	722

For the years ended February 29, 2024, February 28, 2025 and 2026, non-deductible expenses include all non-deductible items for entertainment expenses and others. The true-up on net operating loss is mainly due to true-up on differences between the tax loss on PRC and Hong Kong tax returns and prior year accumulated net operating loss.